Annual Total Returns[BarChart] - Transamerica JPMorgan Tactical Allocation VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.63%	7.72%	5.51%	6.53%	(0.11%)	4.46%	8.75%	(2.94%)	12.18%	12.36%